Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
INCOME TAXES

15. INCOME TAXES

The components of income tax expense for the three years ended December 31 were (in thousands):

	2011	2010	2009
Current tax expense	$1,562	$1,467	$1,585
Deferred tax expense (benefit)	(20)	163	223

Total tax expense	$1,542	$1,630	$1,808

Income tax expense related to realized securities gains was $2,000 in 2011, $11,000 in 2010 and $6,000 in 2009.

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2011	2010	2009
Income before income taxes	$6,222	$6,545	$6,914
Effective tax rate	34.0%	34.0%	34.0%

Federal tax at statutory rate	2,115	2,225	2,351
Tax-exempt interest	(439)	(473)	(439)
Net earnings on BOLI	(133)	(148)	(121)
Dividend from unconsolidated subsidiary	(8)	(11)	(13)
Stock-based compensation	7	19	14
Other permanent differences	—	18	16

Total tax expense	$1,542	$1,630	$1,808

Effective tax rate	24.8%	24.9%	26.1%

Deductible temporary differences and taxable temporary differences gave rise to a net deferred tax asset for the Company as of December 31, 2011 and 2010. The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2011	2010
Deferred Tax Assets
Allowance for loan losses	$876	$823
Deferred directors' compensation	588	616
Employee and director benefits	624	634
Qualified pension liability	617	—
Unrealized loss from securities impairment	221	221
Other	123	144

Total deferred tax assets	3,049	2,438

Deferred Tax Liabilities
Depreciation	(249)	(191)
Equity income from unconsolidated subsidiary	(329)	(249)
Qualified pension asset	—	(73)
Loan origination costs	(177)	(158)
Prepaid expense	(90)	(35)
Unrealized gains on securities available for sale	(415)	(203)
Annuity earnings	(37)	(36)
Goodwill	(247)	(201)

Total deferred tax liabilities	(1,544)	(1,146)

Net deferred tax asset included in other assets	$1,505	$1,292

The Company has concluded that the deferred tax assets are realizable (on a more likely than not basis) through the combination of future reversals of existing taxable temporary differences, certain tax planning strategies and expected future taxable income.

It is the Company's policy to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. No significant income tax uncertainties were identified as a result of the Company's evaluation of its income tax position. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended December 31, 2011, 2010 and 2009. Years that remain open for potential review by the Internal Revenue Service are 2008 through 2010.